CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowance for doubtful accounts	$ 4,023,663	$ 3,978,604
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,884,402
Ordinary shares, shares outstanding	51,619,218	53,602,810
Treasury Stock, Shares	40,265,184	38,281,592
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 242,767	$ 255,596